Other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current
Concession fee payable	[1]	$ 916,203	$ 970,762	$ 772,088
Advances from customers		31,909	27,922	17,680
Provisions for legal claims	[2]	5,798	0	0
Provision for maintenance costs	[3]	22,207	20,113	20,423
Other taxes payable		8,531	10,242	3,142
Employee benefit obligation	[4]	9,068	8,498	8,139
Salary payable		916	772	1,006
Other liabilities with related parties (Note 27)		1,816	600	2,567
Other payables		10,344	10,539	22,256
Total other non-current liabilities		1,006,792	1,049,448	847,301
Current
Concession fee payable	[1]	54,840	202,584	99,051
Other taxes payable		32,840	28,729	23,555
Salary payable		41,753	39,084	33,568
Other liabilities with related parties (Note 27)		33,132	31,369	27,197
Advances from customers		6,124	13,941	15,048
Provision for maintenance cost	[3]	9,496	6,713	4,506
Expenses provisions		4,569	6,222	1,973
Provisions for legal claims	[2]	3,127	5,878	4,730
Other payables		23,605	12,787	16,944
Total other current liabilities		$ 209,486	$ 347,307	$ 226,572

[1]	The most significant amount include in concession fee payable are generated by the concession agreement between The Brazilian National Civil Aviation Agency – ANAC and Inframerica Concessionária do Aeroporto de Brasilia S.A. and Inframerica Concessionária do Aeroportode São Gonçalo do Amarante S.A.
[2]	Changes in the year of the provision for legal claims is as follows:
[3]	Changes in the year of the Provision for maintenance costs is as follows:
[4]	TAGSA and Toscana have post-employment benefits which are defined benefit obligation. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the period.